SIGNIFICANT ACCOUNTING POLICIES - Schedule of remaining performance obligations which are expected to be satisfied and recognized in future periods (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
SIGNIFICANT ACCOUNTING POLICIES - Schedule of remaining performance obligations which are expected to be satisfied and recognized in future periods (Details) [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue, Remaining Performance Obligation, Amount	$ 38,243
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
SIGNIFICANT ACCOUNTING POLICIES - Schedule of remaining performance obligations which are expected to be satisfied and recognized in future periods (Details) [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue, Remaining Performance Obligation, Amount	$ 9,768
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
SIGNIFICANT ACCOUNTING POLICIES - Schedule of remaining performance obligations which are expected to be satisfied and recognized in future periods (Details) [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue, Remaining Performance Obligation, Amount	$ 9,930
Product [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
SIGNIFICANT ACCOUNTING POLICIES - Schedule of remaining performance obligations which are expected to be satisfied and recognized in future periods (Details) [Line Items]
Revenue, Remaining Performance Obligation, Amount	152
Product [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
SIGNIFICANT ACCOUNTING POLICIES - Schedule of remaining performance obligations which are expected to be satisfied and recognized in future periods (Details) [Line Items]
Revenue, Remaining Performance Obligation, Amount	0
Product [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
SIGNIFICANT ACCOUNTING POLICIES - Schedule of remaining performance obligations which are expected to be satisfied and recognized in future periods (Details) [Line Items]
Revenue, Remaining Performance Obligation, Amount	0
Service [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
SIGNIFICANT ACCOUNTING POLICIES - Schedule of remaining performance obligations which are expected to be satisfied and recognized in future periods (Details) [Line Items]
Revenue, Remaining Performance Obligation, Amount	38,091
Service [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
SIGNIFICANT ACCOUNTING POLICIES - Schedule of remaining performance obligations which are expected to be satisfied and recognized in future periods (Details) [Line Items]
Revenue, Remaining Performance Obligation, Amount	9,768
Service [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
SIGNIFICANT ACCOUNTING POLICIES - Schedule of remaining performance obligations which are expected to be satisfied and recognized in future periods (Details) [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 9,930